Summary of Financial Information for NCM (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 27, 2012 National CineMedia LLC	Dec. 29, 2011 National CineMedia LLC	Dec. 30, 2010 National CineMedia LLC	Dec. 31, 2009 National CineMedia LLC
Investments in and Advances to Affiliates [Line Items]
Gross revenues						$ 448,760	$ 435,434	$ 427,475	$ 380,667
Operating income	66,196	89,991	385,884	310,727	294,899	191,839	193,716	190,559	168,146
Net earnings	33,416	43,190	172,784	133,953	150,930	101,013	134,524	139,541	128,531
Total Assets	3,860,819		3,862,412	3,522,253			421,442	425,972
Total liabilities							$ 948,938	$ 932,549